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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [       ];  Amendment Number:
This Amendment (Check only one):     [        ]  is a restatement.
                                     [        ]  adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:             The Lincoln National Life Insurance Company
Address:          1300 Clinton Street
                  Fort Wayne, IN  46802

Form 13F File Number:      28 - 636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             David A. Berry
Title:            Vice President

Phone:            (219) 455-2326


Signature, Place, and Date of Signing:


/s/ David A. Berry       Fort Wayne, IN         July 20, 2000
David A. Berry
Vice President


Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ x ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                                  FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     3

Form 13F Information Table Value Total:     7,725


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          No.              Form 13F File Number             Name

          01                     28-625               Lincoln National
                                                      Corporation (parent
                                                      company of The Lincoln
                                                      National Life Insurance
                                                      Company


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

FORM 13F INFORMATIONAL TABLE

                                                          VALUE      SHARES/  SH/  PUT/   INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS    CUSIP       (x $1000)  PRN AMT  PRN  CALL   DSCRETN  MGERS    SOLE    SHARED    NONE

ACME COMMUNICATIONS INC     COM               004631107    2677      159853   SH          SOLE              159853
PEPSIAMERICAS INC           CL B              71343P101    1526      443552   SH          SOLE              443552
TEXOIL INC                  COM PAR $0.01     882906506    3522      586942   SH          SOLE              586942


TOTAL                       3 DATA RECORDS                 7725
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